LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2020	2019	2018
Weighted average number of Common Shares	16,667,810	6,511,672	1,416,011
Loss for the year	$(28,695,041)	$(35,131,015)	$(107,983,475)
Basic and diluted loss per share	$(1.72)	$(5.40)	$(76.26)